Commitments and Contingencies (Tables)	9 Months Ended
Jun. 30, 2016
Commitments and Contingencies [Abstract]
Schedule of operating leases minimum rentals
For the Twelve Months Ending June 30,
2017	$750,974
2018	594,077
2019	18,813

Total minimum lease payments	$1,363,864

Schedule of payments
For the twelve months ended
June 30, 2017	$924,860
June 30, 2018	1,541,433
June 30, 2019	1,541,433
June 30, 2020	1,541,433
December 31, 2020	1,079,003
Total agency payments	$6,628,162